PROPERTY, PLANT AND EQUIPMENT (Details 4)	12 Months Ended
Dec. 31, 2017
Buildings [member]
Useful lives or depreciation rates, property, plant and equipment	58
Plant and equipment [member]
Useful lives or depreciation rates, property, plant and equipment	30
Information technology equipment [member]
Useful lives or depreciation rates, property, plant and equipment	8
Fixtures and fittings [member]
Useful lives or depreciation rates, property, plant and equipment	28
Motor vehicles [member]
Useful lives or depreciation rates, property, plant and equipment	7
Other property, plant and equipment [member]
Useful lives or depreciation rates, property, plant and equipment	14